SHAREHOLDERS’ EQUITY - Schedule of Share Capital (Details) - Ordinary Shares [Member] - shares	Jun. 30, 2026	Dec. 31, 2025
SHAREHOLDERS’ EQUITY - Schedule of Share Capital (Details) [Line Items]
Authorized, Ordinary shares	100,000,000	100,000,000
Issued and outstanding, Ordinary shares	55,406,688	35,949,247